Property and Equipment (Details Narrative) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Depreciation expenses	$ 19,341	$ 257
Foreign currency translation gain (loss)	$ 10,081	$ (3,747)